SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 03, 2020
Property, Plant and Equipment [Line Items]
Reorganization items, net		$ 3,361,416		$ 781,306	$ (4,081,245)	$ (4,081,245)
Cash equivalents	0		0			0	0
Allowance for doubtful accounts	0		0			0	0
Impairment of long-lived assets	0	0	0	0		0	0
Advertising and marketing costs	6,220	6,123	8,820	28,131		28,281	321,280
FDIC insured limit						250,000
Excess of FDIC insured limit						2,815,000	(0)
Revenue	$ 15,000	$ 19,000	$ 33,000	$ 45,000		$ 77,000	$ 130,000
Debt Financings [Member] | Lender Concentration Risk [Member] | One Lender [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage						84.00%	30.00%
Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Lease remaining term	3 years 6 months		3 years 6 months			3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			15 years
Closing bid price								$ 0.001
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			5 years			5 years